Own Work Capitalized (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Detailed Information About Own Work Capitalized

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Cost of materials	256	689	1,995
Personnel costs	385	665	1,906
Depreciation, amortization and impairment	89	112	287
Other operating costs	88	101	427
Total	818	1,567	4,615

Summary of Detailed Information About Breakdown of Own Work Capitalized

The following table shows the breakdown of own work capitalized:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Development costs	0	968	2,845
Property, plant and equipment	818	599	1,770
Total	818	1,567	4,615